Note 14 - Commitments and Contingencies - Minimum Annual Payments of Operating Leases (Details)	Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
2018	$ 607,789
2019	344,554
2020	100,958
2021
Operating leases, future minimum payments receivable	$ 1,053,301